Contract liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Contract Liabilities [Roll Forward]
Beginning balance	$ 15,067	$ 15,754
Revenue deferred during the year	23,839	40,272
Deferred revenue recognized as revenue during the year	(24,355)	(42,625)
Additions through business combination		1,666
Ending balance	14,551	15,067
Contract liabilities - Current	10,909	11,580
Contract liabilities - Non-current	3,642	3,487
Contract liabilities	$ 14,551	$ 15,067